Taxation	6 Months Ended
Jun. 30, 2025
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Taxation

Note 9: Taxation

Tax expense was $52 million and $144 million in the three and six months ended June 30, 2025, respectively. Tax benefit was $402 million and $335 million in the three and six months ended June 30, 2024, respectively, due to a $468 million benefit from the recognition of a deferred tax asset relating to tax legislation enacted in Canada. The legislation reduced the Company’s ability to deduct interest expense against its Canadian taxable income, thereby increasing Canadian taxable profits such that the Company expects to utilize tax loss carryforwards and other tax attributes, which it had not previously recognized as a deferred tax asset.

Additionally, in January 2024, the Company began recording tax expense associated with the “Pillar Two model rules” as published by the Organization for Economic Cooperation and Development and enacted by key jurisdictions in which the Company operates. These rules are designed to ensure large multinational enterprises within the scope of the rules pay a minimum level of tax in each jurisdiction where they operate. In general, the “Pillar Two model rules” apply a system of top-up taxes to bring the enterprise’s effective tax rate in each jurisdiction to a minimum of 15%. The Company recorded $1 million (2024 - $5 million) and $3 million (2024 - $7 million) in top-up tax expense in the three and six months ended June 30, 2025, respectively, which was attributable to its earnings in Switzerland.

Tax expense or benefit in each period reflected the mix of taxing jurisdictions in which pre-tax profits and losses were recognized. Tax expense or benefit in interim periods is not necessarily indicative of the tax benefit or expense for the full year because the geographical mix of pre-tax profits and losses in interim periods may be different from that for the full year.

On July 4, 2025, the U.S. enacted tax reform legislation as part of the One Big Beautiful Bill Act ("OBBBA"). The OBBBA leaves the U.S. corporate tax rate unchanged at 21%. In addition, the OBBBA extends or revises key provisions of the Tax Cuts and Jobs Act enacted in 2017, which were set to expire or change at the end of 2025.

Based on the Company's preliminary interpretation of the OBBBA, the tax reforms introduced are not expected to have a material impact on its consolidated financial statements. However, given the complexity of tax laws, related regulations, and evolving interpretations, the Company's estimates may require revision as additional information becomes available regarding the application of the OBBBA provisions.